Business Acquisitions - Purchase Price Allocation (Detail) - USD ($) $ in Thousands	Oct. 01, 2017	Dec. 01, 2016	May 31, 2018	May 31, 2017
Business Acquisition [Line Items]
Goodwill			$ 31,729	$ 14,083
Ainuo Shida [Member]
Business Acquisition [Line Items]
Cash		$ 2,499
Other current assets		4,874
Property and equipment		493
Goodwill		5,516
Deferred revenue		(4,544)
Other current liabilities		(1,496)
Deferred tax liabilities		(713)
Fair value of the 18% equity interest		(1,741)
Non-controlling interests		(3,899)
Total		$ 3,842
Ainuo Shida [Member] | Property, Plant and Equipment [Member] | Minimum [Member]
Business Acquisition [Line Items]
Amortization period		1 year
Ainuo Shida [Member] | Property, Plant and Equipment [Member] | Maximum [Member]
Business Acquisition [Line Items]
Amortization period		5 years
Ainuo Shida [Member] | Trademark [Member]
Business Acquisition [Line Items]
Intangible assets		$ 1,708
Amortization period		10 years
Ainuo Shida [Member] | Student base [Member]
Business Acquisition [Line Items]
Intangible assets		$ 1,069
Amortization period		1 year
Ainuo Shida [Member] | Courseware [Member]
Business Acquisition [Line Items]
Intangible assets		$ 76
Amortization period		3 years
Hangzhou Shengshen [Member]
Business Acquisition [Line Items]
Cash	$ 3,571
Other current assets	704
Property and equipment	1,148
Goodwill	9,809
Deferred revenue	(5,566)
Other current liabilities	(1,562)
Deferred tax liabilities	(969)
Total	$ 11,012
Hangzhou Shengshen [Member] | Property, Plant and Equipment [Member] | Minimum [Member]
Business Acquisition [Line Items]
Amortization period	1 year
Hangzhou Shengshen [Member] | Property, Plant and Equipment [Member] | Maximum [Member]
Business Acquisition [Line Items]
Amortization period	5 years
Hangzhou Shengshen [Member] | Trademark [Member]
Business Acquisition [Line Items]
Intangible assets	$ 1,713
Amortization period	5 years
Hangzhou Shengshen [Member] | Student base [Member]
Business Acquisition [Line Items]
Intangible assets	$ 2,164
Amortization period	3 years